Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Dayforce does not currently have a practice of granting new awards of stock options, stock appreciation rights, or similar option-like instruments. Our Insider Trading Policy prohibits the grant of stock options, stock appreciation rights, or similar option-like instruments when Dayforce is in possession of material nonpublic information, or, absent extraordinary circumstances, within the period that begins four business days before the filing of a periodic report or a current report disclosing material nonpublic information, and ends one business day after the filing or furnishing of such report. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Dayforce does not currently have a practice of granting new awards of stock options, stock appreciation rights, or similar option-like instruments. Our Insider Trading Policy prohibits the grant of stock options, stock appreciation rights, or similar option-like instruments when Dayforce is in possession of material nonpublic information, or, absent extraordinary circumstances, within the period that begins four business days before the filing of a periodic report or a current report disclosing material nonpublic information, and ends one business day after the filing or furnishing of such report. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Insider Trading Policy prohibits the grant of stock options, stock appreciation rights, or similar option-like instruments when Dayforce is in possession of material nonpublic information, or, absent extraordinary circumstances, within the period that begins four business days before the filing of a periodic report or a current report disclosing material nonpublic information, and ends one business day after the filing or furnishing of such report. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false